UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-0266

Tri-Continental Corporation
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 3/31/08

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Tri-Continental Corporation
Schedule of Investments (unaudited)	March 31, 2008

	Shares, Shares Subject to Call,
	Partnership Interest or
	Principal Amount		Value
COMMON STOCKS 94.1%

AEROSPACE AND
DEFENSE 2.9%
Boeing Company (The)	137,900	shs.	$10,255,623
General Dynamics Corporation	141,800		11,821,866
Honeywell International Inc.	382,700		21,591,934
United Technologies Corporation	237,200		16,324,104
			59,993,527

AIR FREIGHT AND
LOGISTICS 1.1%
United Parcel Service Inc.
(Class B)	310,900		22,701,918

AIRLINES 0.7%
AMR Corporation*	606,600		5,471,532
Delta Air Lines, Inc.*	466,329		4,010,429
Northwest Airlines Corporation*	479,800		4,313,402
			13,795,363

AUTO COMPONENTS 0.6%
Goodyear Tire & Rubber
Company (The)*	474,300		12,236,940

AUTOMOBILES 0.4%
General Motors Corporation	433,300		8,254,365

BIOTECHNOLOGY 1.9%
Amgen Inc.*	193,600		8,088,608
Cephalon, Inc.*	346,700		22,327,480
ImClone Systems Incorporated*	225,000		9,544,500
			39,960,588

CAPITAL MARKETS 3.0%
Bank of New York Mellon
Corporation (The)	241,600		10,081,968
Fortress Investment Group
LLC (Class A)	1,603,482		19,690,759
Goldman Sachs Group,
Inc. (The)	52,350		8,658,167
Lehman Brothers Holdings Inc.	192,500		7,245,700
Morgan Stanley	377,300		17,242,610
			62,919,204

CHEMICALS 0.4%
Monsanto Company	73,200		8,161,800

COMMERCIAL BANKS 2.1%
PNC Financial Services
Group, Inc. (The)	185,300		12,150,121
Wachovia Corporation	508,363		13,725,801
Wells Fargo & Company	600,700		17,480,370
			43,356,292

COMMERCIAL SERVICES
AND SUPPLIES 0.6%
Waste Management Inc.	367,000		12,316,520

COMMUNICATIONS
EQUIPMENT 6.9%
Cisco Systems, Inc.*	1,107,180		26,671,966
Comverse Technology, Inc.*	3,321,214		51,495,423
Nokia Corporation (ADR)	604,000		19,225,320
QUALCOMM Inc.	640,300		26,252,300
Research in Motion Limited*	172,500		19,359,675
			143,004,684

COMPUTERS AND
PERIPHERALS 3.9%
Apple Inc.*	153,100		21,969,850
Hewlett-Packard Company	606,600		27,697,356
International Business Machines	174,800		20,126,472
Seagate Technology	488,858		10,236,687
			80,030,365

CONSTRUCTION AND
ENGINEERING 0.8%
Foster Wheeler Ltd.*	165,400		9,364,948
Quanta Services, Inc.*	289,600		6,710,032
			16,074,980

CONSUMER FINANCE 0.7%
American Express Company	351,200		15,354,464

CONTAINERS AND
PACKAGING 1.8%
Smurfit-Stone Container
Company*	4,777,704		36,788,321

DIVERSIFIED FINANCIAL
SERVICES 4.1%
Bank of America Corporation	919,140		34,844,597
CIT Group Inc.	248,800		2,948,280
JPMorgan Chase & Co.	1,107,000		47,545,650
			85,338,527

DIVERSIFIED
TELECOMMUNICATION
SERVICES 3.1%
AT&T Inc.	1,114,300		42,677,690
Qwest Communications
International Inc.	1,996,996		9,046,392
Time Warner Telecom,
Inc. (Class A)*	813,500		12,601,115
			64,325,197

ELECTRIC UTILITIES 0.8%
Exelon Corporation	208,700		16,961,049

ENERGY EQUIPMENT
AND SERVICES 3.2%
Baker Hughes Incorporated	154,200		10,562,700
Halliburton Company	376,700		14,815,611
Noble Corporation	251,600		12,496,972
Schlumberger Limited	184,700		16,068,900
Transocean Inc.*	94,400		12,762,880
			66,707,063

FOOD AND STAPLES
RETAILING 3.3%
CVS Caremark Corporation	395,800		16,033,858
Rite Aid Corporation*	17,821,351		52,394,772
			68,428,630

HEALTH CARE EQUIPMENT
AND SUPPLIES 1.7%
Baxter International Inc.	160,200		9,262,764
St. Jude Medical, Inc.*	334,400		14,442,736
Zimmer Holdings, Inc.*	161,800		12,597,748
			36,303,248

HEALTH CARE PROVIDERS
AND SERVICES 1.4%
Express Scripts, Inc.*	168,700		10,850,784
Health Net. Inc.*	84,975		2,617,230
Quest Diagnostics Inc.	233,500		10,570,545
UnitedHealth Group
Incorporated	119,980		4,122,513
			28,161,072

HOTELS, RESTAURANTS
AND LEISURE 0.8%
Wynn Resorts, Limited*	169,900		17,098,736

INDEPENDENT POWER
PRODUCERS AND
ENERGY TRADERS 0.5%
AES Corporation (The)*	669,600		11,162,232

INDUSTRIAL
CONGLOMERATES 2.6%
3M Company	109,600		8,674,840
General Electric Company	1,202,100		44,489,721
			53,164,561

INSURANCE 3.6%
American International
Group, Inc.	483,300		20,902,725
Hartford Financial Services
Group, Inc.	283,100		21,450,487
MetLife, Inc.	314,600		18,957,796
Prudential Financial, Inc.	176,434		13,805,961
			75,116,969

INTERNET SOFTWARE
AND SERVICES 2.6%
Google Inc. (Class A)*	29,100		12,817,677
SAVVIS, Inc.*	1,309,970		21,313,212
Yahoo!, Inc.*	707,712		20,474,108
			54,604,997

LIFE SCIENCES TOOLS
AND SERVICES 0.7%
Applera Corporation	471,300		15,486,918

MACHINERY 0.9%
Caterpillar Inc.	155,300		12,158,437
Deere & Company	86,700		6,974,148
			19,132,585

MEDIA 3.8%
Comcast Corporation (Class A)	381,400		7,376,276
Gemstar-TV Guide
International, Inc.*	13,086,820		61,508,054
Time Warner Inc.	736,700		10,328,534
			79,212,864

METALS AND MINING 2.3%
Alcoa Inc.	529,613		19,097,845
Freeport-McMoRan Copper
& Gold, Inc. (Class B)	299,900		28,856,378
			47,954,223

MULTILINE RETAIL 2.2%
Kohl’s Corporation*	496,211		21,282,490
Target Corporation	501,900		25,436,292
			46,718,782

OIL, GAS AND
CONSUMABLE FUELS 8.5%
Chevron Corporation	407,700		34,801,272
ConocoPhillips	337,100		25,690,391
El Paso Corporation	1,268,700		21,111,168
Exxon Mobil Corporation	795,000		67,241,100
Valero Energy Corporation	196,100		9,630,471
XTO Energy Inc.	276,125		17,081,092
			175,555,494

PHARMACEUTICALS 7.4%
Abbott Laboratories	356,100		19,638,915
Bristol-Myers Squibb Company	907,800		19,336,140
Forest Laboratories, Inc.*	234,900		9,398,349
Johnson & Johnson	215,400		13,972,998
Merck & Co., Inc.	470,800		17,866,860
Mylan Laboratories Inc.*	892,100		10,348,360
Pfizer Inc.	1,145,138		23,967,738
Schering-Plough Corporation	503,300		7,252,553
Sepracor Inc.*	259,900		5,073,248
Wyeth	640,434		26,744,524
			153,599,685

SEMICONDUCTORS AND
SEMICONDUCTOR
EQUIPMENT 3.5%
Intel Corporation	971,800		20,582,724
Marvell Technology
Group Ltd.*	3,520,581		38,303,921
NVIDIA Corporation*	428,000		8,470,120
QIMONDA AG (ADR)*	1,042,521		4,493,266
			71,850,031

SOFTWARE 3.4%
Adobe Systems Incorporated*	42,965		1,529,124
BMC Software Inc.*	280,200		9,112,104
Microsoft Corporation	1,479,856		41,998,313
Oracle Corporation*	900,100		17,605,956
			70,245,497

SPECIALTY RETAIL 1.7%
Home Depot, Inc. (The)	308,200		8,620,354
OfficeMax Incorporated	1,344,192		25,727,835
			34,348,189

THRIFTS AND
MORTGAGE
FINANCE 0.0%
Countrywide Financial
Corporation	1		6

TOBACCO 3.8%
Altria Group, Inc.	838,480		18,614,256
Philip Morris International
Inc.*	838,480		42,410,318
UST Inc.	338,600		18,460,472
			79,485,046

WIRELESS
TELECOMMUNICATION
SERVICES 0.4%
NII Holdings, Inc.*	264,700		8,412,166

TOTAL COMMON STOCKS			1,954,323,098

OPTIONS PURCHASED* 0.9%

BIOTECHNOLOGY 0.0%
Amgen Inc., Call expiring
January 2009 at $60	394,300		264,181

CAPITAL MARKETS 0.0%
Lehman Brothers Holdings
Inc., Call expiring
January 2009 at $80	387,300		213,015

COMMUNICATIONS
EQUIPMENT 0.2%
JDS Uniphase Corporation, Call
expiring January 2009 at $15	994,900		1,492,350
Motorola, Inc., Call expiring
January 2009 at $20	1,096,200		109,620
QUALCOMM Inc., Call
expiring January 2009 at $40	313,200		1,847,880
			3,449,850

DIVERSIFIED FINANCIAL
SERVICES 0.0%
CIT Group Inc., Call expiring
January 2009 at $35	303,600		151,800
Citigroup Inc., Call expiring
January 2009 at $30	323,900		411,353
			563,153

FOOD AND STAPLES
RETAILING 0.0%
Rite Aid Corporation, Call
expiring January 2009 at $5	3,495,200		1,223,320

HOTELS, RESTAURANTS
AND LEISURE 0.0%
Starbucks Corporation, Call
expiring January 2009 at $30	583,400		116,680

INDEX DERIVATIVES 0.2%
Financial Select Sector SPDR,
Call expiring January 2009
at $30	714,300		964,305
Powershares, Call expiring
December 2008 at $48	646,500		1,593,621
SPDR Trust, Call expiring
December 2008 at $140	161,600		1,163,520
			3,721,446

INTERNET SOFTWARE
AND SERVICES 0.3%
Yahoo!, Inc., Call expiring
January 2009 at $25	728,200		4,369,200
Yahoo!, Inc., Call expiring
January 2009 at $30	556,300		1,418,565
			5,787,765

PHARMACEUTICALS 0.1%
Bristol-Myers Squibb Company,
Call expiring January 2009
at $25	454,000		426,760
Wyeth, Call expiring July 2008
at $42.50	413,100		1,321,920
			1,748,680

SEMICONDUCTORS AND
SEMICONDUCTOR
EQUIPMENT 0.1%
Marvell Technology
Group, Ltd., Call expiring
January 2009 at $15	996,400		846,940
Marvell Technology
Group, Ltd., Call expiring
January 2009 at $20	908,200		227,050
Micron Technology Inc.,
Call expiring
January 2009 at $15	2,142,400		321,360
			1,395,350

TOTAL OPTIONS PURCHASED			18,483,440

LIMITED PARTNERSHIP† 0.1%
WCAS Capital
Partners II, L.P.	$4,292,803		2,572,454

SHORT-TERM HOLDINGS 6.3%

EQUITY-LINKED NOTES†† 3.5%
Deutsche Bank:
39%, 9/5/08 (a)	14,844,000		12,797,012
Goldman Sachs Group:
35.5%, 4/21/08 (b)	19,446,000		8,248,021
34.6%, 10/2/08 (c)	14,844,000		14,461,619
Lehman Brothers:
53.51%, 9/14/08 (d)	14,844,000		11,231,267
39.5%, 10/2/08 (e)	14,844,000		14,406,102
Morgan Stanley:
43.3%, 5/15/08 (f)	18,564,000		10,464,713

TOTAL EQUITY LINKED NOTES			71,608,734

TIME DEPOSIT 2.8%
Bank of Montreal,	58,973,000		58,973,000
2.25%, 4/1/2008
TOTAL SHORT-TERM HOLDINGS			130,581,734

			2,105,960,726
TOTAL INVESTMENTS 101.4%

OTHER ASSETS LESS			(29,144,178)
LIABILITIES (1.4)%

NET INVESTMENT ASSETS 100.0%			$2,076,816,548

At March 31, 2008, the cost of investments for federal income tax purposes was $2,499,949,837. The tax basis gross unrealized appreciation and depreciation of portfolio securities were $70,031,216 and $464,020,327, respectively.

*	Non-income producing security.

†

At March 31, 2008, Tri-Continental Corporation owned one limited partnership investment that was purchased through a private offering and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. The investment is valued at fair value as determined in accordance with procedures approved by the Board of Directors of the Corporation. The acquisition dates of investment in the limited partnership, along with the cost and value at March 31, 2008, was as follows:

Investment	Acquisition Dates	Cost	Value
WCAS Capital Partners II, L.P.	12/11/90 to 3/24/98	$4,292,803	$2,572,454

††

The security may be offered and sold only to a “qualified institutional buyer” under Rule 144A of the Securities Act of 1933. These notes are exchangeable at maturity, based on the terms of the respective notes, for shares of common stock of a company or cash at a maturity value which is generally determined as follows:

The principal amount of the notes plus or minus the lowest return of the companies’ respective stock prices determined at maturity from the date of purchase of the notes:

	(a)	Oracle Corporation, Schering-Plough Corporation and Target Corporation

	(b)	Comverse Technology, Inc., Northwest Airlines Corporation and Qwest Communications International Inc.

	(c)	Adobe Systems Incorporated, UnitedHealth Group Incorporated and Wyeth

	(d)	Delta Air Lines, Inc., Intel Corporation and Mylan Inc.

	(e)	Health Net, Inc., Kohl’s Corporation and Prudential Financial, Inc.

	(f)	NII Holdings, Inc., Office Depot, Inc. and Qwest Communications International Inc.

ADR — American Depositary Receipts.

Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other investment companies to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less.

Fair Value Measurement — On January 1, 2008, the Corporation adopted Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” SFAS 157 establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (see Security Valuation above) to measure fair value of the Corporation’s investments. These inputs are summarized in three broad levels: Level 1 – quoted prices in active markets for identical investments; Level 2 – other significant observable inputs (including quoted prices in inactive markets or for similar investments); and Level 3 – significant unobservable inputs (including the Corporation’s own assumptions in determining fair value). The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following is a summary of the value of the Corporation’s investments as of March 31, 2008 based on the level of inputs used:

		Valuation Inputs	Value
Level 1	—	Quoted Prices	$1,972,806,538
Level 2	—	Other Significant Observable Inputs	130,581,734
Level 3	—	Significant Unobservable Inputs	2,572,454
		Total	$2,105,960,726

As required by SFAS 157, the following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used to determine the fair value of investments classified as Level 3 at either the beginning or end of the period:

Balance as of December 31, 2007	$1,784,956
Net change in unrealized depreciation	787,498
Balance as of March 31, 2008	$2,572,454
Net change in unrealized depreciation from investments still held as of March 31, 2008	$787,498

Risk — To the extent that the Corporation invests a substantial percentage of its assets in an industry, the Corporation’s performance may be negatively affected if that industry falls out of favor. Stocks of large-capitalization companies have at times experienced periods of volatility and negative performance. During such periods, the value of such stocks may decline and the Corporation’s performance may be negatively affected.

ITEM 2. CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TRI-CONTINENTAL CORPORATION

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	May 27, 2008

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	May 27, 2008

TRI-CONTINENTAL CORPORATION

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.